INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets (Liabilities)
Significant components of the Company’s deferred tax assets (liabilities) are as follows:

	As of December 31,
	2021	2020
Gross deferred tax assets (liabilities):
Net operating loss carryforwards	$29,300	$14,512
Tax credit carryforwards	3,429	2,238
Fixed assets	(117)	5
Stock-based compensation	1,634	522
Deferred revenue	949	421
Accrued bonuses	857	—
Other	84	90

Total deferred tax assets	36,136	17,788
Valuation allowance	(36,136)	(17,788)

Net deferred tax assets (liabilities)	$—	$—

Schedule of Reconciliation of Anticipated Income Tax Expense Benefit Computed by Statutory Federal Income Tax Rate	A reconciliation of the income tax expense at the federal statutory tax rate to the Company’s effective income tax rate follows:

	As of December 31,
	2021	2020
Statutory tax rate	21.0%	21.0%
State taxes, net of federal benefit	4.0%	1.8%
Federal research and development credit	1.5%	3.2%
Stock-based compensation	(0.1)%	(0.5)%
Write down of federal NOL due to 382 limitation	—	(2.8)%
Write down of federal R&D credits due to 382 limitation	—	(1.1)%
Deferred tax adjustment resulting from tax rate change	2.2%	(5.5)%
Other	(0.5)%	(0.2)%
Valuation allowance	(28.1)%	(15.9)%

Effective tax rate	0.0%	0.0%

Schedule of Tax Net Operating Loss Carryforward and Tax Credit Carryforward
As of December 31, 2021, the Company had the following tax net operating loss carryforwards available to reduce future federal and Connecticut taxable income, and tax credit carryforwards available to offset future federal and Connecticut income taxes:

	Hyperfine
	Amount	Begin to Expire in
Hyperfine tax net operating loss carryforwards:
Federal (pre-2018 NOLs)	$12,084	2034
Federal (post-2017 NOLs)	91,306	No Expiration
States	72,621	2034
Tax credit carryforwards:
Federal research and development	2,338	2034
Connecticut research and development	752	No Expiration
Connecticut others	12	2022
Federal others	135	2022

	Liminal
	Amount	Begin to Expire in
Liminal tax net operating loss carryforwards:
Federal (pre-2018 NOLs)	$—
Federal (post-2017 NOLs)	12,304	No Expiration
States	12,300	2038
Tax credit carryforwards:
Federal research and development	449	2038
Connecticut research and development	49	No Expiration